Acquisitions - Total consideration (Details) - USD ($) $ in Thousands	Nov. 14, 2022	Feb. 28, 2020
S&D Acquisition
Business Acquisition
Cash paid on behalf of sellers for sellers' transaction expenses		$ 5,241
Post-close working capital adjustments		(1,500)
Total Consideration		401,619
S&D Acquisition | Cott Corporation
Business Acquisition
Cash consideration.		$ 397,878
Kohana Coffee, LLC
Business Acquisition
Cash consideration.	$ 15,682
Fair Value of stock consideration	23,435
Total Consideration	$ 39,117